10. Related-Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related-party Balances And Transactions Tables
Accounts receivable, interest on capital payable, revenue and expenses with the Sao Paulo State Government

	December 31, 2017	December 31, 2016
Accounts receivable
Current:
Sanitation services (i)	118,441	134,005
Allowance for losses (i)	(35,114)	(56,624)
Reimbursement for retirement and pension benefits paid (G0):
- monthly flow (payments) (ii) and (vi)	22,968	22,696
- GESP Agreement – 2008 (ii) and (vi)	20,099	56,512
- GESP Agreement – 2015 (vii)	54,379	39,816
“Se Liga na Rede” program (l)	-	6,148

Total current	180,773	202,553

Noncurrent:
Agreement for the installment payment of sanitation services	22,625	-
Reimbursement for retirement and pension benefits paid (G0):
- GESP Agreement – 2008 (ii) and (vi)	-	18,838
- GESP Agreement – 2015 (vii)	611,762	650,318

Total noncurrent	634,387	669,156

Total receivables from shareholders	815,160	871,709

Assets:
Sanitation services	105,952	77,381
Reimbursement of additional retirement and pension benefits (G0)	709,208	788,180
“Se Liga na Rede” program (l)	-	6,148

Total	815,160	871,709

Liabilities:
Interest on capital payable to related parties	300,717	351,788
Other (g)	1,367	1,853

	2017	2016	2015

Revenue from sanitation services	462,989	445,726	357,512
Payments received from related parties	(471,081)	(424,549)	(338,471)

Receipt of GESP reimbursement referring to Law 4,819/58	(192,889)	(139,472)	(121,709)

Loan agreement through credit facility

SPE	Principal disbursed amount	Interest balance	Total	Interest rate	Maturity
Attend Ambiental	5,400	3,877	9,277	SELIC + 3.5 % a.a.	(i)
Aquapolo Ambiental	5,629	5,209	10,838	CDI + 1.2% a.a.	(ii)
Aquapolo Ambiental	19,000	11,502	30,502	CDI + 1.2% a.a.	(iii)
Total	30,029	20,588	50,617

(i)       The loan agreement with SPE Attend  Ambiental  S/A  matures  within  180  days,  from  the  date when  the respective amount is available in the borrower’s account, renewable for the same period.  The credit has been overdue since May 11, 2015 and is subject to contractual default charges (inflation adjustment considering the IGP-M variation, 2% fine and default interest of 1% p.m.). The agreement has been renegotiated between the parties.

(ii)     The R$ 5,629 loan agreement originally expired on April 30, 2016. As of February 10, 2016, an amendment to the agreement changed the payment schedule for four annual installments, the first of which maturing on December 30, 2018 and the last on December 30, 2021; and

(iii)   The loan agreement totaling R$ 19,000 originally expired on April 30, 2015, was extended to October 30, 2015 and on November 25, 2015 a new amendment changed the payment schedule for three annual installments, the first of which maturing on December 30, 2021 and the last on December 30, 2023.